UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2019

Date of reporting period: 02/28/2019

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

FINTRUST INCOME AND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS February 28, 2019 (Unaudited)

COMMON STOCK - 69.04%	Shares	Value

Agriculture - 0.58%
BrasilAgro - Co. Brasileira de Propriedades Agricolas - ADR	10,400	$43,992

Airlines - 3.24%
Delta Air Lines, Inc. (d) (e)	5,000	247,900

Auto Manufacturers - 1.26%
Tesla, Inc. (a) (d) (e)	300	95,964

Beverages - 1.55%
Constellation Brands, Inc. - Class A (d) (e)	700	118,412

Biotechnology - 4.94%
Celgene Corp. (a)	1,500	124,680
Gilead Sciences, Inc. (e)	1,900	123,538
Incyte Corp. (a) (d) (e)	1,500	129,345
		377,563
Chemicals - 1.05%
CF Industries Holdings, Inc. (d) (e)	1,900	80,180

Commercial Services - 2.57%
PayPal Holdings, Inc. (a) (d) (e)	2,000	196,140

Computers - 2.15%
CyberArk Software Ltd. (a)	1,500	164,655

Distribution/Wholesale - 1.41%
HD Supply Holdings, Inc. (a)	2,500	107,525

Diversified Financial Services - 2.31%
American Express Co. (e)	1,000	107,740
Charles Schwab Corp./The	1,500	69,015
		176,755
Electric - 1.92%
Centrais Eletricas Brasileiras SA - ADR (a)	5,470	53,497
Central Puerto SA - ADR	4,340	44,268
CPFL Energia SA - ADR	3,000	49,260
		147,025
Electronics - 2.72%
Alarm.com Holdings, Inc. (a) (e)	2,000	131,260
Corning, Inc. (d) (e)	2,200	76,582
		207,842
Healthcare - Products - 3.44%
Boston Scientific Corp. (a) (d) (e)	5,000	200,600
Inspire Medical Systems, Inc. (a) (e)	1,000	62,000
		262,600
Internet - 7.56%
Alphabet, Inc. - Class C (a) (d) (e)	350	391,972
eBay, Inc.	5,000	185,750
		577,722
Iron & Steel - 2.42%
Allegheny Technologies, Inc. (a) (d) (e)	3,800	108,794

Leisure Time - 2.34%
Royal Caribbean Cruises Ltd.	700	82,936
YETI Holdings, Inc. (a) (e)	4,000	95,960
		178,896

FINTRUST INCOME AND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS February 28, 2019 (Unaudited)

COMMON STOCK - 69.04% (continued)	Shares	Value

Oil & Gas - 3.30%
BP PLC - ADR	3,300	$140,745
Marathon Petroleum Corp.	1,800	111,618
		252,363
Pharmaceuticals - 4.12%
Amphastar Pharmaceuticals, Inc. (a)	5,000	124,250
Horizon Pharma PLC (a)	5,000	145,050
Dr Reddy's Laboratories Ltd. - ADR	1,200	45,216
		314,516
Pipelines - 2.76%
Transportadora de Gas del Sur SA - ADR	14,500	210,685

Retail - 3.11%
Walmart, Inc. (d) (e)	2,400	237,576

Semiconductors - 1.19%
NXP Semiconductors NV	1,000	91,320

Software - 4.08%
CooTek Cayman, Inc. - ADR (a)	10,000	99,500
Domo, Inc. (a) (d) (e)	1,500	52,035
Microsoft Corp. (d) (e)	700	78,421
Splunk, Inc. (a) (d) (e)	600	81,528
		311,484
Telecommunications - 9.46%
AT&T, Inc.	15,000	466,800
Ciena Corp. (a) (d) (e)	6,000	255,960
		722,760
Water - 0.56%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	4,130	42,952

TOTAL COMMON STOCK (Cost $5,293,412)		5,275,621

	Par
GOVERNMENT BONDS - 14.45%
U.S. Treasury Note, 2.875%, due 10/31/2020	800,000	804,187
U.S. Treasury Note, 2.50%, due 12/31/2020	300,000	299,766

TOTAL GOVERNMENT BONDS (Cost $1,100,786)		1,103,953

OPTIONS PURCHASED - 1.84%

		Notional	Exercise
CALL OPTIONS PURCHASED - 1.42%	Contracts [1]	Amount	Price	Expiration	Value

Cisco Systems, Inc.	50	225,000	$45.00	1/17/2020	42,150
DowDuPont, Inc.	25	137,500	$55.00	1/17/2020	10,575
DXC Technology Co.	25	150,000	$60.00	1/17/2020	27,250
iShares Russell 2000 ETF	30	480,000	$160.00	4/18/2019	6,120
Microsoft Corp.	16	160,000	$100.00	5/17/2019	22,049
TOTAL CALL OPTIONS PURCHASED (Cost $100,084)					108,144

PUT OPTIONS PURCHASED - 0.42%

Constellation Brands, Inc.	3	48,000	$160.00	4/18/2019	1,020
SPDR S&P 500 ETF Trust	100	2,720,000	$272.00	4/18/2019	30,600
Wingstop, Inc.	50	300,000	$60.00	3/15/2019	950
TOTAL PUT OPTIONS PURCHASED (Cost $80,604)					32,570

TOTAL OPTIONS PURCHASED (Cost $180,688)					140,714

FINTRUST INCOME AND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS February 28, 2019 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS - 7.37%
Federated Government Obligations Fund - Institutional Shares, 2.28% (b)	563,346	$563,346
TOTAL SHORT-TERM INVESTMENTS (Cost $563,346)		563,346

TOTAL INVESTMENTS (Cost $7,138,232) – 92.70%		$7,083,634

OPTIONS WRITTEN (Proceeds $185,951) - (2.65%) (c)		(202,493)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 9.95%		760,254

NET ASSETS - 100%		$7,641,395

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at February 28, 2019, is subject to change and resets daily.

(c) Please refer to the Schedule of Options Written for details of options written.

(d) Subject to call options written by the Fund.

(e) All or a portion of the security is segregated as collateral for options written..

1 Each option contract is equivalent to 100 shares of the underlying common stock or exchange-traded fund. All options are non-income producing.

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund

Ltd. - Limited

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND SCHEDULE OF OPTIONS WRITTEN February 28, 2019 (Unaudited)

OPTIONS WRITTEN - (3.68)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (3.37)%	Contracts [1]	Amount	Price	Expiration	Value

Alphabet, Inc.	2	$225,000	$1,125.00	4/18/2019	$6,560
Boston Scientific Corp.	12	48,000	$40.00	3/15/2019	1,032
Boston Scientific Corp.	38	152,000	$40.00	5/17/2019	8,930
CF Industries Holdings, Inc.	19	80,750	$42.50	5/17/2019	5,111
Ciena Corp.	16	57,600	$36.00	4/18/2019	11,760
Ciena Corp.	24	96,000	$40.00	4/18/2019	9,480
Constellation Brands, Inc.	7	119,000	$170.00	4/18/2019	5,320
Corning, Inc.	22	70,400	$32.00	5/17/2019	7,920
Delta Air Lines, Inc.	25	125,000	$50.00	4/18/2019	4,800
Delta Air Lines, Inc.	25	131,250	$52.50	6/21/2019	4,300
Domo, Inc.	10	35,000	$35.00	3/15/2019	3,270
Incyte Corp.	15	127,500	$85.00	3/15/2019	4,350
iShares Russell 2000 ETF	30	435,000	$145.00	4/18/2019	38,640
Microsoft Corp.	16	184,000	$115.00	6/21/2019	6,240
Microsoft Corp.	7	84,000	$120.00	1/17/2020	4,515
PayPal Holdings, Inc.	10	95,000	$95.00	4/18/2019	5,380
Splunk, Inc.	6	78,000	$130.00	6/21/2019	10,440
Tesla, Inc.	3	105,000	$350.00	4/18/2019	3,045
Walmart, Inc.	12	114,000	$95.00	3/15/2019	5,040
TOTAL CALL OPTIONS WRITTEN (Proceeds $119,550)					146,133

PUT OPTIONS WRITTEN - (0.31)%

Alarm.com Holdings, Inc.	10	62,500	$62.50	3/15/2019	1,850
Domo, Inc.	20	64,000	$32.00	3/15/2019	4,000
EOG Resources, Inc.	10	100,000	$100.00	4/18/2019	7,350
Facebook, Inc.	7	122,500	$175.00	3/15/2019	9,660
FedEx Corp.	10	185,000	$185.00	4/18/2019	9,000
Inspire Medical Systems, Inc.	20	110,000	$55.00	5/17/2019	6,000
NVIDIA Corp.	10	155,000	$155.00	4/18/2019	8,600
Splunk, Inc.	6	81,000	$135.00	3/15/2019	3,660
YETI Holdings, Inc.	20	45,000	$22.50	4/18/2019	2,540
YETI Holdings, Inc.	20	45,000	$22.50	5/17/2019	3,700
TOTAL PUT OPTIONS WRITTEN (Proceeds $66,401)					56,360

TOTAL OPTIONS WRITTEN (Proceeds $185,951)					$202,493

1 Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the FinTrust Income and Opportunity Fund (the “Fund”), formerly, the Hedgerow Income and Opportunities Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of

February 28, 2019.

FinTrust Income and Opportunity Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$5,275,621	$—	$—	$5,275,621
Government Bonds	1,103,953	—	—	1,103,953
Call Options Purchased	108,144	—	—	108,144
Put Options Purchased	32,570	—	—	32,570
Money Market Funds	563,346	—	—	563,346
Total Assets	$7,083.634	$—	$—	$7,083.634

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$146,133	$—	$—	$146,133
Put Options Written	56,360	—	—	56,360
Total Liabilities	$202,493	$—	$—	$202,493

(1)       As of and for the three month period ended February 28, 2019, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the three month period ended February 28, 2019. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Options – The Fund uses an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the written put options, but continues to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Derivative Transactions

As of February 28, 2019, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts
Call options purchased, at value	Investments, at value	$108,144
Put options purchased, at value	Investments, at value	32,570
Total Assets		$140,714

Liabilities	Location	Equity Contracts
Call options written, at value	Options written, at value	$146,133
Put options written, at value	Options written, at value	56,360
Total Liabilities		$202,493

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund for the three month period ended February 28, 2019, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts
Call options purchased	Investments	$745
Put options written	Investments	(27,735)
Call options written	Options written	38,660
Put options written	Options written	3,937
		$15,607

FinTrust Income and Opportunity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Derivative Transactions (continued)

Net realized gain (loss) on:	Location	Total
Call options purchased	Investments	$(1,147)
Put options purchased	Investments	(14,215)
Call options written	Options written	(99,375)
Put options written	Options written	54,029
		$(60,708)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments February 28, 2019 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$7,151,253	$263,511	$(331,130)	$(67,619)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	April 29, 2019

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Assistant Treasurer and Acting Principal Financial Officer
Date:	April 29, 2019